Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Nov. 30, 2024	Nov. 15, 2024	Jun. 07, 2024	Apr. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Commercial real estate	$ 690,000
Loss from operations	(1,830,719)	$ (1,832,657)	$ (6,185,524)
Cash flows from operating activities	(1,780,184)	(233,987)	(564,396)
Net income	1,781,077	2,500,561	(23,631,516)
Total current assets	34,110,217	28,799,216
Cash balance	19,160,000
Short-term investment	14,531,930	12,952,597
Total current liabilities	6,713,667	4,200,435
Accrued expenses and other current liabilities	5,140,000
Operating lease liabilities, current	921,524	486,121
Working capital	27,400,000
Net cash used in financing activities	(1,046,832)		(6,774)
Net cash provided investing activities	$ 6,235,605	2,781,030	(6,067,051)
Deposits (in Yuan Renminbi) | ¥				¥ 500,000
Performance fee rate	25.00%			25.00%
Return on invested principal rate	20.00%
Special bonus rate of realized gains	70.00%
Special bonus rate of realized gains above principal invested	120.00%
Gross realized gains (losses)	$ 10,801,316	6,671,948	(2,644,576)
Performance fee on short term investments	6,269,787	2,860,609	0
Impairment loss on long-lived assets			1,964
Impairment of goodwill		325,832
Lease revenue	1,251,259	563,726	754
Contract liabilities	255,383	183,173
Selling expense	$ 49,583		22
Percentage of company's securities	10.00%
Description of chief operating decision maker	The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief executive officer
Operating segments	1
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Loans payable to related party	$ 300,000
Far Ling’s Inc. [Member] | Third Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage							51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member] | Third Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage							100.00%
Beijing Jingshi Commercial Management Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage								60.00%
Vigour Management Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage	10.00%			10.00%	90.00%	90.00%
Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities revenue	$ 1,188,848	$ 512,156	$ 0
Beijing Jingshi [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	40.00%			40.00%
Vigour Management Limited One [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	10.00%			10.00%